                                RETAIL CLASSES OF

                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                          AIM INTERNATIONAL GROWTH FUND


              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)

                       Supplement dated December 13, 2006
       to the Statement of Additional Information dated February 28, 2006, as supplemented March 31, 2006, June 30, 2006, August 1, 2006 and September 20, 2006


The following information replaces in its entirety the section entitled "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENTS - OTHER INVESTMENT COMPANIES" on pages 10 and 11 of the Statement of Additional Information:

                  "OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies:
         (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds").

                  With respect to a Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

                  EXCHANGE-TRADED FUNDS. Each Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, a Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

                  ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

                  Investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indicies the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index."

The following information replaces in its entirety the first paragraph under the heading "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - NON FUNDAMENTAL RESTRICTIONS" on pages 22 and 23 of the Statement of Additional Information (such paragraph describes each Fund's non-fundamental investment restriction regarding issuer diversification):

                  "(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

Effective January 1, 2007, the following information is added after the second paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 35 of the Statement of Additional
Information:

                  "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor."



                                       2

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                             INSTITUTIONAL CLASS OF

                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                    Supplement dated December 13, 2006 to the
          Statement of Additional Information dated February 28, 2006, as supplemented March 31, 2006, August 1, 2006
                             and September 20, 2006


The following information replaces in its entirety the section entitled "DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENTS - OTHER INVESTMENT COMPANIES" on page 10 of the Statement of Additional Information:

          "OTHER INVESTMENT COMPANIES. The Fund may purchase shares of other investment companies. For the Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Fund in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds").

          With respect to the Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

          EXCHANGE-TRADED FUNDS. The Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, the Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

          ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

          Investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indicies the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index."

The following information replaces in its entirety the first paragraph under the heading "DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS - FUND POLICIES - NON FUNDAMENTAL RESTRICTIONS" on page 22 of the Statement of Additional Information (such paragraph describes the Fund's non-fundamental investment restriction regarding issuer diversification):

          "(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

Effective January 1, 2007, the following information is added after the second paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 32 of the Statement of Additional
Information:

          "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor."

                       AIM INTERNATIONAL CORE EQUITY FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                      Supplement dated December 13, 2006 to
        the Statement of Additional Information dated February 28, 2006, as supplemented March 31, 2006, June 30, 2006, August 1, 2006 and September 20, 2006


The following information replaces in its entirety the section entitled "INVESTMENTS, POLICIES AND RISKS - FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS - INVESTMENT COMPANY SECURITIES" on page 16 of the Statement of Additional Information:

          "OTHER INVESTMENT COMPANIES. The Fund may purchase shares of other investment companies. For the Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Fund in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds").

          With respect to the Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

          EXCHANGE-TRADED FUNDS. The Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, the Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

          ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

          Investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indicies the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index."

The following is added after the second paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - REVENUE SHARING PAYMENTS" on page 49 of the Statement of Additional Information:

          "With respect to Institutional Class shares, the Asset-Based Payments ADI Affiliates make shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of AIM Funds in investor accounts."

The last sentence of the first paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS" on page 50 of the Statement of Additional Information is deleted in its entirety.

The following is added after the first paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS" on page 50 of the Statement of Additional Information:

          "With respect to Institutional Class shares, ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.10% of average annual assets.

          All fees payable by ADI Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the AIM Funds, subject to certain limitations approved by the Board of the Trust."

Effective January 1, 2007, the following information is added after the fourth paragraph under the heading "OTHER SERVICE PROVIDERS - TRANSFER AGENT" on pages 61 and 62 of the Statement of Additional Information:

          "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor."


                                       2